OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION	12 Months Ended
Dec. 31, 2013
OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION
OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION
9. OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION

Comprehensive income (loss) includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, defined benefit pension and postretirement plan adjustments, gains and losses on derivative instruments designated and effective as cash flow hedges and non-derivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

The following table provides other comprehensive income (loss) information related to the company’s derivatives and hedging instruments and pension and postretirement benefits.

See Note 8 for additional information related to the company’s derivatives and hedging transactions. See Note 16 for additional information related to the company’s recognition of net actuarial losses and amortization of prior service benefits.

MILLIONS	2013	2012	2011

Derivative & Hedging Instruments
Unrealized gains (losses) on derivative & hedging instruments Amount recognized in AOCI	$4.7	$(1.9)	$(24.3)
(Gains) losses reclassified from AOCI into income
Sales	—	0.1	0.3
Cost of sales	0.8	(2.0)	4.7
SG&A	—	(0.2)	1.5
Interest expense, net	4.1	4.1	0.8
	4.9	2.0	7.3
Translation & other insignificant activity	0.9	0.5	(0.4)
Tax impact	(3.5)	(0.7)	7.2
Net of tax	$7.0	$(0.1)	$(10.2)
Pension & Postretirement Benefits
Amount recognized in AOCI
Current period net actuarial income (loss) and prior service costs	$528.2	$(238.6)	$(183.4)
Amount reclassified from AOCI
Amortization of net actuarial loss and prior service costs and benefits adjustments	72.9	50.3	36.1
	601.1	(188.3)	(147.3)
Tax impact	(218.2)	57.1	60.0
Net of tax	$382.9	$(131.2)	$(87.3)

The derivative losses reclassified from AOCI into income, net of tax, were $3.2 million, $1.1 million and $5.1 million in 2013, 2012 and 2011, respectively. The pension and postretirement net actuarial loss and prior service cost reclassified from AOCI into income, net of tax, was $46.4 million, $35.0 million and $21.4 million in 2013, 2012 and 2011, respectively.